Asset Acquisitions (Details) - USD ($)			12 Months Ended
		Nov. 03, 2025	Mar. 31, 2026
Asset Acquisitions [Line Items]
Total costs			$ 10,750,000
Transaction costs	[1]		50,000
Percentage of purchase agreements		100.00%
Cash consideration			$ 5,000,000
Asset Acquisitions Price Per Share			$ 32
Fair value			$ 5,700,000
Mental Form (BVI) Limited (“MFBVI”) [Member]
Asset Acquisitions [Line Items]
Purchase consideration			$ 10,700,000
Class A Ordinary Shares [Member]
Asset Acquisitions [Line Items]
Acquisition of shares issued			178,125

[1]	The transaction costs represent the valuation fee paid for this assets acquisition, which is directly attributable to the acquisition and therefore is capitalized as part of the acquisition cost in accordance with ASC 805-50-30-3.